Analysis of performance by segment - Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	$ 4,441	$ 3,953	$ 3,641
Change in risk adjustment for non-financial risk	257	228	169
Release of CSM for services provided	2,286	2,193	2,181
Other adjustments	217	252	105
Recovery of insurance acquisition cash flows	3,157	2,745	2,453
Insurance revenue	10,358	9,371	8,549
Other revenue	382	369	436
Total revenue	10,740	9,740	8,985
Investment return
Interest income	3,095	2,947	2,597
Dividend and Other Investment Income	2,383	1,674	1,658
Investment appreciation (depreciation)	441	5,142	(33,635)
Investment return	5,919	9,763	(29,380)
Total revenue	16,659	19,503	(20,395)
Fee income on financial instruments that are not held at fair value through profit or loss	5	3	2
Mainland China joint venture
Amounts relating to changes in the liability for remaining coverage:
Total revenue	3,491	1,676	1,023
Investment return
Interest income	582	543	569
Prudential's share of revenue	573	560	595
Asset management business
Amounts relating to changes in the liability for remaining coverage:
Other revenue	333	299	330
Operating segments after elimination of intra-group amounts, before unallocated
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	4,441	3,953	3,641
Change in risk adjustment for non-financial risk	257	228	169
Release of CSM for services provided	2,286	2,193	2,181
Other adjustments	217	252	105
Recovery of insurance acquisition cash flows	3,157	2,745	2,453
Insurance revenue	10,358	9,371	8,549
Other revenue	382	368	435
Total revenue	10,740	9,739	8,984
Investment return
Interest income	2,886	2,783	2,547
Dividend and Other Investment Income	2,383	1,667	1,633
Investment appreciation (depreciation)	213	5,185	(33,630)
Investment return	5,482	9,635	(29,450)
Total revenue	16,222	19,374	(20,466)
Operating segments after elimination of intra-group amounts, before unallocated | Hong Kong
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,195	1,089	969
Change in risk adjustment for non-financial risk	68	73	53
Release of CSM for services provided	908	787	737
Other adjustments	88	73	30
Recovery of insurance acquisition cash flows	1,445	1,207	1,051
Insurance revenue	3,704	3,229	2,840
Other revenue	24	22	65
Total revenue	3,728	3,251	2,905
Operating segments after elimination of intra-group amounts, before unallocated | Indonesia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	670	582	438
Change in risk adjustment for non-financial risk	37	35	33
Release of CSM for services provided	146	187	274
Other adjustments	31	32	16
Recovery of insurance acquisition cash flows	293	306	309
Insurance revenue	1,177	1,142	1,070
Other revenue	2	4	6
Total revenue	1,179	1,146	1,076
Operating segments after elimination of intra-group amounts, before unallocated | Malaysia
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	740	642	563
Change in risk adjustment for non-financial risk	26	24	20
Release of CSM for services provided	206	203	215
Other adjustments	50	31
Recovery of insurance acquisition cash flows	268	234	231
Insurance revenue	1,290	1,134	1,029
Other revenue		4
Total revenue	1,290	1,138	1,029
Operating segments after elimination of intra-group amounts, before unallocated | Singapore
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	1,121	970	935
Change in risk adjustment for non-financial risk	64	55	33
Release of CSM for services provided	521	478	442
Other adjustments	32	45	27
Recovery of insurance acquisition cash flows	513	435	378
Insurance revenue	2,251	1,983	1,815
Other revenue	2		1
Total revenue	2,253	1,983	1,816
Operating segments after elimination of intra-group amounts, before unallocated | Growth markets and other
Amounts relating to changes in the liability for remaining coverage:
Expected claims and other directly attributable expenses	715	670	736
Change in risk adjustment for non-financial risk	62	41	30
Release of CSM for services provided	505	538	513
Other adjustments	16	71	32
Recovery of insurance acquisition cash flows	638	563	484
Insurance revenue	1,936	1,883	1,795
Other revenue	21	39	33
Total revenue	1,957	1,922	1,828
Operating segments after elimination of intra-group amounts, before unallocated | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Other revenue	333	299	330
Total revenue	333	299	330
Operating segments | Hong Kong
Investment return
Interest income	1,077	1,033	927
Dividend and Other Investment Income	1,279	775	689
Investment appreciation (depreciation)	(3,317)	2,155	(23,615)
Investment return	(961)	3,963	(21,999)
Total revenue	2,767	7,214	(19,094)
Operating segments | Indonesia
Investment return
Interest income	101	92	83
Dividend and Other Investment Income	105	93	77
Investment appreciation (depreciation)	(86)	50	(69)
Investment return	120	235	91
Total revenue	1,299	1,381	1,167
Operating segments | Malaysia
Investment return
Interest income	216	239	208
Dividend and Other Investment Income	181	151	183
Investment appreciation (depreciation)	736	177	(386)
Investment return	1,133	567	5
Total revenue	2,423	1,705	1,034
Operating segments | Singapore
Investment return
Interest income	797	785	724
Dividend and Other Investment Income	651	528	576
Investment appreciation (depreciation)	2,275	1,490	(6,679)
Investment return	3,723	2,803	(5,379)
Total revenue	5,976	4,786	(3,563)
Operating segments | Growth markets and other
Investment return
Interest income	688	627	601
Dividend and Other Investment Income	164	117	107
Investment appreciation (depreciation)	604	1,309	(2,860)
Investment return	1,456	2,053	(2,152)
Total revenue	3,413	3,975	(323)
Operating segments | Eastspring
Investment return
Interest income	7	7	4
Dividend and Other Investment Income	3	3	1
Investment appreciation (depreciation)	1	4	(21)
Investment return	11	14	(16)
Total revenue	565	497	513
Inter-segment elimination
Amounts relating to changes in the liability for remaining coverage:
Total revenue	(221)	(184)	(200)
Investment return
Total revenue	(221)	(184)	(200)
Inter-segment elimination | Growth markets and other
Amounts relating to changes in the liability for remaining coverage:
Total revenue			(1)
Inter-segment elimination | Eastspring
Amounts relating to changes in the liability for remaining coverage:
Total revenue	(221)	(184)	(199)
Unallocated to a segment
Amounts relating to changes in the liability for remaining coverage:
Other revenue		1	1
Total revenue		1	1
Investment return
Interest income	209	164	50
Dividend and Other Investment Income		7	25
Investment appreciation (depreciation)	228	(43)	(5)
Investment return	437	128	70
Total revenue	$ 437	$ 129	$ 71